Income/(loss) per share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercised	3,391,943	431,774	473,551
Options to purchase ordinary shares included in the calculation of diluted net income per share	5,435,724	4,742,442
Contingently issuable shares included in the calculation of diluted net income per share		700,075
Exercises of share options		$ 557	$ 253
Stock Issued During Period, Shares, Share-based Compensation, Gross		905,325
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of anti-dilutive shares			7,601,619
Preference shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of anti-dilutive shares			87,566,599